CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

		Shares	Fair Value
0.50%	CORPORATE BONDS
	Velero Energy Partners, 12/15/2026	500,000	$549,018
0.50%	TOTAL CORPORATE BONDS		549,018
1.22%	MORTGAGE BACKED BONDS
	Morgan Stanley BAML Trust, 2/15/2046	24,726	24,840
	Morgan Stanley Capital I Trust, 8/5/2034	160,000	160,128
	Provident Funding Mortgage Trust, 4/25/2051	933,856	936,068
	Winwater Mortgage Loan Trust, 1/20/2046	214,508	218,992
			1,340,028
1.22%	TOTAL MORTGAGE BACKED BONDS		1,340,028
88.95%	TREASURY NOTES
	U.S. Treasury Note, 11/15/2024	10,000,000	9,946,090
	U. S. Treasury Note, 11/30/2023	88,000,000	87,673,432
			97,619,522
88.95%	TOTAL TREASURY NOTES		97,619,522
9.01%	MONEY MARKET FUNDS
	Federated Government Obligation Institutional Shares, 0.03%	9,880,731	9,880,761
99.68%	TOTAL INVESTMENTS		109,389,329
0.32%	Other assets, net of liabilities		355,664
100.00%	NET ASSETS		$109,744,993

**Effective 7 day yield as of December 31, 2021

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:
		Level 1	Level 2	Level 3
			Other	Significant
			Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Total
CORPORATE BONDS		$-	$549,018	$-	$549,018
MORTGAGE BACKED BONDS	0		1,340,028	-	1,340,028
U.S. TREASURY NOTES	0		97,619,522	-	97,619,522
MONEY MARKET FUNDS		9,880,761	-	-	9,880,761
TOTAL INVESTMENTS		$9,880,761	$99,508,568	$-	$109,389,329
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.
At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $109,413,032 and the related tax-based net unrealized appreciation (depreciation) consists of:
			Gross unrealized appreciation		$8,065
			Gross unrealized depreciation		(31,768)
			Net unrealized appreciation		$(23,703)